CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 27,316	$ 28,339
Restricted cash	882	477
Investments	14,755	11,269
Accounts receivable, net	343,450	327,751
Inventories:
Raw materials	271,871	234,354
Finished goods	284,349	225,954
Total inventories	556,220	460,308
Refundable income taxes	14,130	7,228
Other current assets	38,525	28,115
TOTAL CURRENT ASSETS	995,278	863,487
DEFERRED INCOME TAXES	2,668	1,865
RESTRICTED INVESTMENTS	13,267	8,359
OTHER ASSETS	8,662	7,368
GOODWILL	224,117	212,644
INDEFINITE-LIVED INTANGIBLE ASSETS	7,360	7,415
OTHER INTANGIBLE ASSETS, NET	41,486	34,910
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	120,324	134,916
Building and improvements	239,906	213,384
Machinery and equipment	419,115	372,628
Furniture and fixtures	16,960	25,251
Construction in progress	18,340	16,922
PROPERTY, PLANT AND EQUIPMENT,GROSS	814,645	763,101
Less accumulated depreciation and amortization	(459,935)	(434,472)
PROPERTY, PLANT AND EQUIPMENT, NET	354,710	328,629
TOTAL ASSETS	1,647,548	1,464,677
CURRENT LIABILITIES:
Cash overdraft	27,367	25,851
Accounts payable	136,901	140,106
Accrued liabilities:
Compensation and benefits	104,109	97,556
Other	41,645	38,404
Current portion of long-term debt	148	1,329
TOTAL CURRENT LIABILITIES	310,170	303,246
LONG-TERM DEBT	202,130	144,674
DEFERRED INCOME TAXES	15,687	14,079
OTHER LIABILITIES	30,877	28,655
TOTAL LIABILITIES	558,864	490,654
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 80,000,000; issued and outstanding, 60,883,749 and 61,191,888	60,884	61,192
Additional paid-in capital	178,540	161,928
Retained earnings	839,917	736,212
Accumulated other comprehensive income	(5,938)	144
Total controlling interest shareholders' equity	1,073,403	959,476
Noncontrolling interest	15,281	14,547
TOTAL SHAREHOLDERS' EQUITY	1,088,684	974,023
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,647,548	$ 1,464,677